Unaudited Interim Condensed Consolidated Statements of Shareholders' Equity	Class A Ordinary shares CNY (¥) shares	Class B Ordinary shares CNY (¥) shares	Convertible preferred shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Retained Earnings Statutory Reserves CNY (¥)	Retained Earnings Unrestricted CNY (¥)	Accumulated Other Comprehensive Income CNY (¥)	Noncontrolling Interests CNY (¥)	CNY (¥)	USD ($)
BALANCE at Dec. 31, 2020	¥ 13,095	¥ 87,539		¥ 932,368,293	¥ 24,003,483	¥ 76,207,925	¥ (35,434,146)	¥ 11,805,734	¥ 1,009,051,923	$ 156,197,570
BALANCE (in Shares) at Dec. 31, 2020	20,115,570	130,953,843
Issuance of ordinary share through public offering, net		¥ 14,588		508,118,380					508,132,968	78,657,137
Issuance of ordinary share through public offering, net (in Shares)		22,346,670
Vesting of employee share compensation				6,055,258					6,055,258	937,332
Sales of subsidiary's non controlling interest				2,581,113				83,758,123	86,339,237	13,365,000
Net (loss) income						7,085,900		25,033,552	32,119,452	4,971,972
Statutory reserves | ¥					3,028,745	(3,028,745)
Foreign currency translation							(9,827,686)	(512,879)	(10,340,565)	(1,600,680)
BALANCE at Jun. 30, 2021	¥ 13,095	¥ 102,127		1,449,123,044	27,032,228	80,265,080	(45,261,832)	120,084,530	1,631,358,273	252,528,331
BALANCE (in Shares) at Jun. 30, 2021	20,115,570	153,300,513
BALANCE at Dec. 31, 2021	¥ 13,095	¥ 102,127		1,454,680,407	28,573,157	(164,334,928)	(54,970,351)	75,400,758	1,339,464,265	199,580,455
BALANCE (in Shares) at Dec. 31, 2021	20,115,570	153,300,513
Issuance of ordinary share through public offering, net | ¥
Issuance of ordinary share through public offering, net (in Shares)
Vesting of employee share compensation				3,107,461					3,107,461	463,012
Net (loss) income						(39,943,233)		5,492,061	(34,451,172)	(5,133,232)
Statutory reserves					2,804,045	(2,804,045)
Foreign currency translation							37,288,642	(7,412,892)	29,875,750	4,451,493
BALANCE at Jun. 30, 2022	¥ 13,095	¥ 102,127		¥ 1,457,787,868	¥ 31,377,202	¥ (207,082,206)	¥ (17,681,709)	¥ 73,479,927	¥ 1,337,996,304	$ 199,361,728
BALANCE (in Shares) at Jun. 30, 2022	20,115,570	153,300,513